Long-Term Borrowings (Details) - Schedule of long-term borrowings - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Bank borrowings
Bank borrowings	0.22%	1.75%
Bank borrowings	$ 10,360,684	$ 12,829,264
Less: Current portion	(2,108,896)	(2,077,634)
Total Borrowings	$ 8,251,788	$ 10,751,630
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.72%	1.50%
Bank borrowings	$ 671,605	$ 90,317
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.67%	2.10%
Bank borrowings	$ 3,053,795	$ 1,016,077
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.67%	1.63%
Bank borrowings	$ 1,607,261	$ 3,958,427
Uncollaterialized borrowings [Member]
Bank borrowings
Bank borrowings	2.67%	2.05%
Bank borrowings	$ 318,843	$ 353,745
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.72%	2.05%
Bank borrowings	$ 69,793	$ 3,388,080
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.26%	2.05%
Bank borrowings	$ 2,728,370	$ 1,783,200
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	2.03%
Bank borrowings	$ 27,134	$ 1,516,875
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings		0.90%
Collaterialized Borrowings [Member] | Top of Range [Member]
Bank borrowings
Bank borrowings		1.60%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	1.46%
Bank borrowings	$ 1,883,883	$ 722,543
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings		1.00%
Collaterialized Borrowings [Member] | Top of Range [Member]
Bank borrowings
Bank borrowings		1.50%